UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                              FORM 13F Cover Page

        Report for the Calendar Year or Quarter Ended: September 30, 2012

Check here if Amendment:         |_|; Amendment Number: ____

This Amendment (Check only one): |_| is a restatement
                                 |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:       Eagle Financial Management Services, LLC

Address:    400 Travis Street
            Suite 518
            Shreveport, LA  71101

13F File Number: 000-00000

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       William L. McCollum
Title:      Chief Compliance Officer
Phone:      (318) 675-0826

Signature, Place and Date of Signing:


/s/ William L. McCollum          Shreveport, LA              November 6, 2012
-----------------------     --------------------------    -------------------
    [Signature]                  [City, State]               [Date]

Report Type: (Check only one):

[X]   13F HOLDINGS REPORT. (Check here if all holdings of this
reporting manager are reported in this report).

[_]   13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_]   13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      0

Form 13F Information Table Entry Total: 10

Form 13F Information Table Value Total: $13,990
                                        (thousands)

List of Other Included Managers:	None

                             FORM 13F INFORMATION TABLE
                             September 30, 2012
COLUMN1   			COLUMN2  	 COLUMN3   	COLUMN4	COLUMN5    	COLUMN6    COLUMN7 COLUMN8

                                 				VALUE   SHRS OR SH/ PUT/INVESTMENT OTHER   VOTING AUTHORITY
NAME OF ISSUER                	TITLE OF CLASS   CUSIP      	(x1000) PRN AMT PRN CALLDISCRETION MNGRS   SOLE   SHARED 	NONE
--------------                	--------------   -----      	------- ------- --- -------------- -----   ----   ------ 	----
AMERICAN CAPITAL AGENCY CORP	COM		 02503X105	244	7,041	SH	SOLE			0	0	7,041
ENCANA CORP			COM		 292505104	555	25,303	SH	SOLE			0	0	25,303
EXXON MOBIL CORP		COM		 30231G102	1,641	17,948	SH	SOLE			0	0	17,948
ISHARES TR			BARCLYS 1-3 YR	 464287457	1,164	13,775	SH	SOLE			0	0	13,775
ISHARES TR			BARCLYS 3-7 YR	 464288661	794	6,420	SH	SOLE			0	0	6,420
PROSHARES TR			PSHS SH MSCI EAF 74347R370	1,153	25,387	SH	SOLE			0	0	25,387
PROSHARES TR			PSHS SHRT S&P500 74347R503	1,451	42,566	SH	SOLE			0	0	42,566
SCHWAB STRATEGIC TR		INTRM TRM TRES	 808524854	764	14,054	SH	SOLE			0	0	14,054
SCHWAB STRATEGIC TR		SHT TM US TRES	 808524862	3,933	77,822	SH	SOLE			0	0	77,822
SPROTT PHYSICAL GOLD TRUST	UNIT		 85207H104	2,291	150,731	SH	SOLE			0	0	150,731

